INCOME TAXES - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Accrued Expenses	$ 22,000	$ 14,000
Inventory Allowance	137,000	134,000
Other	10,000	11,000
Operating Lease Liability	1,183,000
Stock Based Compensation-Stock Options and Restricted Stock		951,000
Tax effect of NOL carryforward	72,307,000	68,886,000
Depreciation	355,000	3,736,000
Warranty reserve	3,000	6,000
Gross Deferred Tax Asset	74,017,000	73,738,000
Valuation Allowance	(72,555,000)	(73,552,000)
Net Deferred Tax Asset	1,462,000	186,000
Operating lease right-of-use asset, net	(1,287,000)
Amortization	(175,000)	(186,000)
Net Deferred Tax Liability	$ (1,462,000)	$ (186,000)